LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASES [Abstract]
Operating lease expenses	$ 1,586	$ 1,680	$ 1,379
2020	886
2021	779
2022	787
2023	658
2024 and after	1,454
Total operating lease payments	4,564
Less: imputed interest	986
Present value of lease liabilities	3,578
Lease liabilities, current	600
Lease liabilities, non- current	$ 2,978